Pre Merger Warrants - Additional Information (Detail) (USD $)	12 Months Ended		83 Months Ended	91 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jan. 31, 2013	Sep. 30, 2013
Class of Warrant or Right [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued				42
Preferred Stock, Par or Stated Value Per Share		0.01		0.01
Percentage of principle balance of notes on conversion price of notes	20.00%
Proceeds from Issuance or Sale of Equity				1,000,000
Minimum [Member]
Class of Warrant or Right [Line Items]
Percentage of principle balance of notes on conversion price of notes	6.00%	10.00%	10.00%	10.00%
Maximum [Member]
Class of Warrant or Right [Line Items]
Percentage of principle balance of notes on conversion price of notes	10.00%		50.00%	50.00%